GENERAL (Discontinued Operations) (Details) $ in Thousands	Sep. 17, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Residential Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of residential condominium units sold	11
Cash received from sale of discontinued operations	$ 6,411
Video Activity [Member]
Liabilities:
Other accounts payable and accrued expenses		$ 2,061	$ 2,109
Total liabilities		$ 2,061	$ 2,109